Expense Example - M.D. Sass Concentrated Value ETF [Member]	Feb. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240